Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

1.	The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Aggressive Allocation Fund

1.	The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Moderately Aggressive Allocation Fund

1.	The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Moderate Allocation Fund

1.	The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Moderately Conservative Allocation Fund

1.	The following sentences are hereby added to “Principal Strategies” in the “Summary Section” of the prospectus of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Funds”):

The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Funds:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.